CONCESSION CONTRACT ASSETS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance on December 31, 2021	R$ 6,380	R$ 4,980	R$ 3,884
Additions	3,566	2,059	1,597
Inflation adjustment	575	660	438
Results of the Periodic Tariff Revision		237	552
Amounts received	(608)	(612)	(623)
Disposals	(3)	(8)	(9)
Transfers to financial assets	(762)	(110)	(60)
Transfers to intangible assets	(2,448)	(902)	(906)
Contract assets arising from business combination		81	108
Impairment			(1)
Others additions	5	6
Provision for Impairment	(1)	(11)
Balance on December 31, 2022	6,704	6,380	4,980
Transmission Segment [Member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2021	4,358	3,745	3,076
Additions	407	252	201
Inflation adjustment	575	660	438
Results of the Periodic Tariff Revision		237	552
Amounts received	(608)	(612)	(623)
Disposals		(5)	(7)
Transfers to financial assets
Transfers to intangible assets
Contract assets arising from business combination		81	108
Impairment
Others additions	5
Provision for Impairment
Balance on December 31, 2022	4,737	4,358	3,745
Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2021	1,927	1,142	740
Additions	3,098	1,757	1,346
Inflation adjustment
Results of the Periodic Tariff Revision
Amounts received
Disposals
Transfers to financial assets	(762)	(110)	(60)
Transfers to intangible assets	(2,412)	(851)	(883)
Contract assets arising from business combination
Impairment			(1)
Others additions
Provision for Impairment	(1)	(11)
Balance on December 31, 2022	1,850	1,927	1,142
Gas And Power Segment [Member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2021	95	93	68
Additions	61	50	50
Inflation adjustment
Results of the Periodic Tariff Revision
Amounts received
Disposals	(3)	(3)	(2)
Transfers to financial assets
Transfers to intangible assets	(36)	(51)	(23)
Contract assets arising from business combination
Impairment
Others additions		6
Provision for Impairment
Balance on December 31, 2022	R$ 117	R$ 95	R$ 93